REDEEMABLE NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 07, 2019	Jul. 03, 2019	Jun. 28, 2021	Jun. 30, 2022	Dec. 31, 2021
Subscription price of preferred shares represents percentage of outstanding share capital		24.00%
Holdings percentage of fully-diluted share captial			68.69%
IPO, possible proceeds					$ 75,000
Subscripition price, minimum percentage of initial subscription price					150.00%
Conversion basis					1:1
Shares issuable upon the exercise of stock options			500,000
Percentage of shareholder holding right to purchase shares			3.00%
Percentage of minimum value per new series A share					150.00%
Conversion of AU10TIX shares A-1 into new series A				$ 0	$ 9,057
Decrease in APIC					10,102
Decrease in non-controlling interests					$ 1,045
Series A Preferred Stock [Member]
Percentage of shares right to purchase shares in case of sale by one of the shareholders, the seller has to offer to other shareholders			50.00%
Percentage of shareholder holding exit rights			60.00%
Aggregate percentage of holding share			25.00%
Shareholders agreement continue to collectively hold percentage			25.00%
Au 10 Tix Technologies [Member]
Holdings percentage of fully-diluted share captial			3.00%
Subscripition price, minimum percentage of initial subscription price			150.00%
Percentage of shareholder holding right to purchase shares					3.00%
Au 10 Tix Technologies [Member] | Series A Preferred Stock [Member]
Number of stock issued		3,000,000
Value of preferred shares issued	$ 20,000	$ 60,000
Subscription price of preferred shares represents percentage of outstanding share capital	7.401%
Subscription price of preferred shares represents percentage of fully-diluted share captial	7.143%	23.077%
Transaction costs		$ 4,540			$ 1,513
Shares issued	1,000,000
Fair value of investment	$ 19,537
Conversion basis			1:1
Share price			$ 26.4583
Au 10 Tix Technologies [Member] | Series A-1 Preferred Stock [Member]
Fair value of investment	$ 461
Au 10 Tix Technologies [Member] | Series B Ordinary Shares [Member]
Conversion basis			1:1
Au 10 Tix Technologies [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Shares issued	23,622
TPG [Member]
Percentage of initial subscription price paid					150.00%
TPG [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			7.51%
TPG [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Number of Preferred shares subscribed	307,087
Nominal value per share	$ 0.001
Holdings percentage of fully-diluted share captial	23.077%
Oak [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			12.87%
Oak [Member] | Series A Preferred Stock [Member]
Percentage of shares right to purchase shares in case of sale by one of the shareholders, the seller has to offer to other shareholders			50.00%
Purchase of preferred stock			755,906
GF [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			10.93%
Purchase of preferred stock			1,511,811